Share-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation
6.	Share-Based Incentive Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan (“the Omnibus Plan”), with respect to awards granted in 2013, as well as in connection with Deal Incentive Awards (as defined below). Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been payable in the form of American Depository Receipts (“ADRs”) of ING Group were converted into performance shares or restricted stock units (“RSUs”) under the Omnibus Plan, that upon vesting, will be payable in Company common stock.

Omnibus Employee Incentive Plan:    Pursuant to the Omnibus Plan, to date the Company has issued restricted stock units and performance shares each with dividend equivalent rights.

Long-term Sustainable Performance Plan (“LSPP”):    Awards were issued to employees of the Company under the LSPP in March 2013 that would, upon vesting, have entitled their holders to receive ING Group ADRs. Upon closing of the IPO, awards that would have entitled their holders (assuming vesting in full and payout of performance share units at target) to receive an aggregate of 5,898,279 ING Group ADRs were converted into awards under the Omnibus Plan that entitle their holders to receive (assuming vesting in full and payout of performance shares at target) 2,495,458 shares of Company common stock. These converted awards included 1,717,746 performance share units (which entitle their holders to receive a number of shares of Company common stock based on the performance versus a target over a performance period) and 777,712 RSUs (each of which contain service conditions and entitles its holder to receive one share of Company common stock upon vesting).

ING Group performance shares and restricted ADRs issued under the LSPP in 2013 to employees who are not “Identified Staff” for purposes of the European Union’s Capital Requirements Directive III, were converted into performance shares and restricted stock units under the Omnibus Plan upon the closing of the IPO and vest 1/3 on each of the first, second and third anniversary of the award date, provided that the participant is still employed by the Company. ING Group restricted ADRs issued in 2013 to employees who are “Identified Staff” were converted into RSUs under the Omnibus Plan upon the closing of the IPO and vest 50% in March 2015, 25% in March 2016 and 25% in March 2017 provided that the participant is still employed by the Company on the respective vesting dates.

Equity Compensation Plan:    In March 2013, 1,271,322 restricted ADRs (time vested awards payable upon vesting in ADRs) were granted under the ING America Insurance Holdings, Inc. Equity Compensation Plan (the “Equity Compensation Plan”). Upon closing of the IPO, these awards were converted into 537,911 RSUs under the Omnibus Plan. These awards are subject to a three-year vesting period and vest January 1, 2016 provided that the participant is still employed by the Company on the relevant vesting date.

Deferral of Discretionary Bonuses (“DBD”):    In March 2013, 731,015 restricted ADRs (time vested awards payable upon vesting in ADRs) in connection with the mandatory deferral of a portion of annual cash incentive awards that exceeded €100,000 equivalent in value ($129,368) were granted to employees of the Company. Upon the closing of the IPO, these awards were converted into 309,272 RSUs under the Omnibus Plan. These RSUs are time vested (no performance factor). RSUs granted to employees who are not “Identified Staff” vest 1/3 on each of the first, second and third anniversary of the award date, provided that the participant is still employed by the Company. RSUs issued to employees who are “Identified Staff” vest 50% in March 2015, 25% in March 2016 and 25% in March 2017.

Deal Incentive Awards:    During 2011 and 2012, awards (“Deal Incentive Awards”) were granted to certain employees to encourage achievement of ING Group’s and the Company’s goal of successfully executing the planned divestment of the Company by ING Group. The Deal Incentive Awards provide for the grant of Company common stock, subject to fulfillment of relevant vesting conditions. Pursuant to these Deal Incentive Awards, upon closing of the IPO, 1,993,614 RSUs were issued under the Omnibus Plan, subject to fulfillment of relevant vesting conditions, lockup period and other holding requirements, of which 864,330 vested on October 23, 2013, upon the pricing of the Secondary Offering.

In addition, due to the Secondary Offering, a further 810,482 RSUs are expected to vest and be fully recognized by January 22, 2014. Upon vesting, all common stock issued pursuant to Deal Incentive Awards is subject to a further holding period.

2013 Non-Employee Director Incentive Plan (the “Director Plan”):    On June 13, 2013, 10,932 RSUs were granted under the Director Plan to the four non-employee directors then serving on the Board of Directors. These awards vest in 50% in March 2015, 25% in March 2016 and 25% in March 2017 provided, for each award recipient, that he or she is a director of the Company on each such vesting date, and provided that no shares will be delivered in connection with his or her RSUs until such time that his or her service on the board is terminated.

Director Deal Incentive Award:    In connection with his service, our sole independent board member prior to the IPO received a Deal Incentive Award pursuant to which, upon closing of the IPO, 2,564 RSUs were issued under the Director Plan, subject to fulfillment of relevant vesting conditions, lockup period and other holding requirements. Of the total RSUs awarded, 1,282 RSUs vested on October 23, 2013, upon the pricing of the Secondary Offering. In addition, due to the Secondary Offering, the remaining 1,282 RSUs are expected to vest and be fully recognized by January 22, 2014. Upon vesting, all common stock issued pursuant to Deal Incentive Awards is subject to a further holding period.

ING Group Share-Based Compensation Plans

Certain employees of the Company participate in various ING Group share-based compensation plans, and in the Equity Compensation Plan (which was established by the Company prior to its IPO and provides for awards payable in ING Group ADRs), with respect to awards granted prior to 2013. Except for the awards converted to Company awards under the Omnibus Plan as described above, no changes to any such awards were made upon closing of the IPO.

Compensation Cost

Compensation expense related to the share-based compensation plans is recognized based on fair value at the grant date of the award over the vesting period, less expected forfeitures over the life of the award. Incremental compensation expense is determined for modified awards in accordance with ASC 718, including the awards converted under the Omnibus Plan as described above. Differences in actual versus expected experience or changes in expected forfeitures are recognized in the period of change. Compensation expense is principally related to the issuance of performance shares and restricted stock units. For the nine months ended September 30, 2013 and 2012, ING U.S., Inc. recognized stock compensation expense of $53.2 and $49.8, respectively.

14.	Share-based Compensation

Description of Plans

Global Stock Option Plan: During 1999, ING Group amended the ING Group Global Stock Option Plan (“GSOP”) to provide for non-qualified options on ING Group common stock for certain key executives in the U.S. The term of the non-qualified options is a ten-year term and vest at a rate of one third per year over the first three years of the option life. Options are granted at fair market value of the underlying stock on the date of grant. ING Group ceased issuing options under the GSOP plan in 2004. While no new GSOP options will be awarded, previously granted GSOP options will remain in place until exercised, lapsed, forfeited, or cancelled. All GSOP options are fully vested.

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership Plan (“leo”). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified options on ING Group shares in the form of American Depository Receipts (“ADRs”). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING’s Total Shareholder Return (“TSR”) relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares (“LSPP”) were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR’s in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR’s that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company’s performance over that period.

At the end of the specified performance period, the extent to which ING’s performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

Equity Compensation Plan: The Company provides certain key employees with Restricted American Depository Share (“ADS”) units to reward individual performance. ADS units are contingent grants of ING Group ADS’s based upon the financial performance of the Company for units granted. The ADS units are subject to a three-year vesting period from the date of grant. To vest, the participant must be actively employed on the vesting date.

Discretionary Bonus Deferral Shares

Commencing in 2010, ING Group introduced a Discretionary Bonus Deferral plan (“DBD”) to select employees which results in the participant receiving ING shares in the future. If an employee’s gross 2009 bonus (paid in 2010) was $71,500 or more, 1/3 of the total gross value was processed and paid in cash. The remaining 2/3 was deferred primarily in ING shares until vesting date. The recipients were granted a conditional right to a number of DBD shares on May 12, 2010. The DBD shares vest after three years of service on March 13, 2013, providing the participant is still actively employed by the Company.

In 2011, Deferred Shares (ING Group Shares) were awarded under LSPP related to the mandatory 2010 Incentive Compensation Plan (“ICP”) deferral of awards for employees who received an ICP payment greater than $132,700. The deferred amount starts at 10% and increases in steps of 10% depending upon the total ICP payout. The maximum deferral percentage is 50%. Deferred shares vest 1/3 on the first (2012), the second (2013) and third (2014) anniversary of the award date provided that participant is still employed by ING. There are no further performance conditions attached to the shares.

The Share-based compensation plans are denominated in ING stock.

Compensation Cost

Compensation expense related to the share-based compensation plans is recognized based on fair value and on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Differences in actual versus expected experience or changes in expected forfeitures are recognized in the period of change. Compensation expense is principally related to the issuance of stock options, performance shares, restricted stock units, and DBD shares. The majority of the awards granted are made in the first quarter of each year.

Compensation cost recognized and related income tax benefit for stock based compensation plans for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit
Stock options	$5.2	$1.8	$9.3	$3.2	$14.7	$5.1
Restricted shares	14.5	5.1	12.1	4.3	15.5	5.4
Performance shares	36.8	12.9	29.3	10.3	11.3	4.0
DBD shares	9.9	3.5	10.1	3.5	5.8	2.0

Total	$66.4	$23.3	$60.8	$21.3	$47.3	$16.5

There were no compensation costs for stock based compensation plans capitalized in deferred acquisition costs for the years ended December 31, 2012, 2011 and 2010.

Performance Shares, Restricted Share Units, and Discretionary Bonus Deferral Shares

The following is a summary of the stock options, restricted shares, ING Group performance shares, and DBD shares outstanding as of December 31, 2012:

	Shares Outstanding
	Stock Options	Restricted Shares	Performance Shares	DBD Shares
Year ended December 31, 2012	19,719,598	3,969,636	8,547,135	2,115,443
Year ended December 31, 2011	23,831,484	4,339,825	6,757,452	1,782,101
Year ended December 31, 2010	27,915,700	4,573,461	4,313,744	953,069

Unrecognized compensation cost

The following is a summary of unrecognized compensation cost and expected weighted average years remaining until vested as of December 31, 2012:

	2012
	Stock Options	Performance Shares	Restricted Share Units	DBD Shares	Total
Unrecognized compensation cost	$0.9	$31.7	$14.3	$6.2	$53.1
Expected weighted average (in years)					1.38